OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS
As of December 31, 2024 and 2023, other current assets within the Consolidated Balance Sheets are comprised of:

(in thousands of $)	2024	2023
Trade accounts receivable, net	1,404	447
Accrued income	19,741	12,114
Prepaid expenses	6,742	7,498
Other receivables	3,779	6,581
Total other current assets	31,666	26,640

Trade accounts receivables are presented net of allowances for doubtful accounts amounting to $nil as of December 31, 2024 (2023: $nil).